Revenues - Summary of Revenues by Type (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 6,794	$ 6,627
Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	6,794	6,627
Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	5,458	5,324
Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	774	711
Global Print [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	562	592
Legal Professionals [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	2,807	2,803
Legal Professionals [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	2,674	2,631
Legal Professionals [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	133	172
Corporates [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,620	1,536
Corporates [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,373	1,305
Corporates [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	247	231
Tax & Accounting Professionals [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,058	986
Tax & Accounting Professionals [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	808	799
Tax & Accounting Professionals [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	250	187
Reuters News [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	769	733
Reuters News [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	625	612
Reuters News [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	144	121
Global Print [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	562	592
Global Print [member] | Global Print [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	562	592
Eliminations/ Rounding [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	(22)	(23)
Eliminations/ Rounding [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ (22)	$ (23)